Organization (Details) - USD ($)		3 Months Ended	12 Months Ended
	Jun. 26, 2017	Sep. 30, 2017	Jun. 30, 2017
Year 1		$ 5,960,000	$ 5,960,000
Year 2		3,973,333	3,973,333
Year 3		$ 1,986,667	$ 1,986,667
Fuller Road Management Corporation ("FRMC") [Member] | Definitive Real Property Purchase Agreement [Member]
Year 1	$ 5,960,000
Year 2	3,973,333
Year 3	$ 1,986,667